Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Payable after notice	$ 201,151
Payable on a fixed date	359,072
Total	768,993	$ 750,838
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	170,304
Payable on a fixed date	242,792
Total	551,464	541,589
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	2,142
Payable on a fixed date	29,533
Total	68,442	60,747
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	280
Payable on a fixed date	18,947
Total	19,227	14,977
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	6,410
Payable on a fixed date	12,792
Total	24,782	25,294
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,554
Payable on a fixed date	5,666
Total	17,098	17,694
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	150
Payable on a fixed date	13,039
Total	23,928	23,592
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,845
Payable on a fixed date	3,974
Total	9,570	9,308
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	11,466
Payable on a fixed date	32,329
Total	54,482	57,637
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	155,424
Payable on a fixed date	75,046
Total	249,509	246,135
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	44,326
Payable on a fixed date	252,266
Total	476,334	464,619
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,401
Payable on a fixed date	31,760
Total	43,150	$ 40,084
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	166,285
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	115,154
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	36,709
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,810
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	4,059
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	48
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,505
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	9,081
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	148,191
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	9,013
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	42,485
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	23,214
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	58
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	5,580
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	68
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	6,680
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	703
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,182
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	9,958
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	31,551
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 976